Consolidated Statements of Loss and Comprehensive Loss		12 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2023 GBP (£) £ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 12,136,259	£ 9,601,471	£ 6,005,563
Cost of revenues		(9,428,133)	(7,458,966)	(4,920,593)
Gross profit		2,708,126	2,142,505	1,084,970
Operating expenses:
Selling and marketing expenses		(130,575)	(103,303)	(161,806)
Employee compensation and benefits		(1,452,101)	(1,148,814)	(1,107,518)
Depreciation		(171,938)	(136,027)	(140,784)
General and administrative expenses		(1,037,506)	(820,771)	(943,827)
Research and development expenses		(329,535)	(260,708)	(256,986)
(Provision for) reversal of expected credit losses		118,851	94,023	(30,836)
Total operating expenses		(3,002,804)	(2,375,600)	(2,641,757)
Loss from operations		(294,678)	(233,095)	(1,556,787)
Other income (expenses):
Other income, net		69,352	54,867	88,992
Gain on termination of life insurance policies		13,347	10,559
Interest expense - related parties		(635,740)	(502,959)	(382,008)
Fair value loss on promissory notes		(470,051)	(371,876)	(240,557)
Exchange loss, net		(17,271)	(13,664)	(17,183)
Total other expenses, net		(1,103,974)	(873,398)	(550,756)
Loss before income tax expense		(1,398,652)	(1,106,493)	(2,107,543)
Income tax expense		(3,175)	(2,512)	(176,923)
Net loss		(1,401,827)	(1,109,005)	(2,284,466)
Foreign currency translation		(117,603)	(93,036)	258,703
Total comprehensive loss		$ (1,519,430)	£ (1,202,041)	£ (2,025,763)
Weighted average number of ordinary shares basic		12,000,000	12,000,000	12,000,000
Weighted average number of ordinary shares diluted		12,000,000	12,000,000	12,000,000
Loss per share - basic | (per share)	[1]	$ (0.12)	£ (0.09)	£ (0.19)
Loss per share - diluted | (per share)	[1]	$ (0.12)	£ (0.09)	£ (0.19)
Related Party [Member]
Other income (expenses):
Interest expense - related parties		$ (63,611)	£ (50,325)

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023, which is detailed in Note 1.